Accrued Expenses and Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued salaries	$ 6,142	$ 3,003
Accrued bonus	3,833	1,967
Accrued tooling and equipment charges	865	3,485
Accrued professional fees	2,479	1,607
Construction payable	5,435	17,025
Advance received from a customer	16,644
Others	5,819	8,893
Accrued expenses and other payables	$ 41,217	$ 35,980